Debt - Schedule of Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Debt outstanding	$ 5,391,372	$ 6,608,619
Unamortized debt costs	(36,433)	(39,373)
Unamortized debt premium & discounts	(3,666)	(2,168)
Debt, net of unamortized costs	5,351,273	6,567,078
Asset Backed Securitization Term Notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,560,472	2,023,819
Contractual Weighted Avg Interest Rate	3.59%
Securitization warehouse
Debt Instrument [Line Items]
Debt outstanding	$ 70,000	260,000
Contractual Weighted Avg Interest Rate	5.40%
Secured Debt Financings
Debt Instrument [Line Items]
Debt outstanding	$ 1,630,472	2,283,819
Senior notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	3.85%
Revolving credit tranche
Debt Instrument [Line Items]
Debt outstanding	$ 662,000	960,000
Contractual Weighted Avg Interest Rate	5.15%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,082,900	1,564,800
Contractual Weighted Avg Interest Rate	5.15%
Commercial paper
Debt Instrument [Line Items]
Debt outstanding	$ 216,000	0
Contractual Weighted Avg Interest Rate	4.33%
Unsecured Debt Financings
Debt Instrument [Line Items]
Debt outstanding	$ 3,760,900	$ 4,324,800